SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Unrecognized tax benefits accrued for interest and penalties	¥ 0	¥ 0	¥ 0